Convertible Debt, Unsecured Senior Notes and Treasury Stock - Treasury Stock (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2019	Aug. 31, 2018	Feb. 29, 2016
Treasury Stock
Payment for repurchase of ordinary shares	$ 61,691	$ 249,263	$ 47,624
2016 Program
Treasury Stock
Number of ordinary shares repurchased			3.4
Payment for repurchase of ordinary shares			$ 302,600
2016 Program | Maximum
Treasury Stock
Amount authorized to repurchase						$ 500,000
2018 Program
Treasury Stock
Amount authorized to repurchase		$ 500,000
Number of ordinary shares repurchased	2.2
Payment for repurchase of ordinary shares	$ 82,100
2018 Program | Maximum
Treasury Stock
Amount authorized to repurchase					$ 500,000
2020 Program | Maximum
Treasury Stock
Amount authorized to repurchase				$ 500,000